Fair Value Measurements - Other Real Estate Owned and Repossessed Assets (Details) - Nonrecurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total Fair Value
Fair Value Measurements
Impaired loans	$ 2,675	$ 2,905
Other real estate and repossessed assets	12,781	13,691
Total Fair Value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	379	1,320
Total Fair Value | Commercial real estate | Construction
Fair Value Measurements
Impaired loans	137	153
Total Fair Value | Commercial real estate | Mortgages
Fair Value Measurements
Impaired loans	1,119	115
Total Fair Value | Residential real estate | Mortgages
Fair Value Measurements
Impaired loans	1,028	1,317
Total Fair Value | Installment and other consumer
Fair Value Measurements
Impaired loans	12	0
Total Gains (Losses)
Fair Value Measurements
Gains (losses) on impaired loans	(207)	(370)
Gains (losses) on other real estate owned and repossessed assets	(157)	(15)
Total Gains (Losses) | Commercial, financial, and agricultural
Fair Value Measurements
Gains (losses) on impaired loans	(132)	(244)
Total Gains (Losses) | Commercial real estate | Construction
Fair Value Measurements
Gains (losses) on impaired loans	0	(27)
Total Gains (Losses) | Commercial real estate | Mortgages
Fair Value Measurements
Gains (losses) on impaired loans	(18)	(20)
Total Gains (Losses) | Residential real estate | Mortgages
Fair Value Measurements
Gains (losses) on impaired loans	(45)	(44)
Total Gains (Losses) | Installment and other consumer
Fair Value Measurements
Gains (losses) on impaired loans	(12)	(35)
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Commercial real estate | Construction
Fair Value Measurements
Impaired loans	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Commercial real estate | Mortgages
Fair Value Measurements
Impaired loans	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Residential real estate | Mortgages
Fair Value Measurements
Impaired loans	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Other Observable Inputs (Level 2) | Total Fair Value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Other Observable Inputs (Level 2) | Total Fair Value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	0	0
Other Observable Inputs (Level 2) | Total Fair Value | Commercial real estate | Construction
Fair Value Measurements
Impaired loans	0	0
Other Observable Inputs (Level 2) | Total Fair Value | Commercial real estate | Mortgages
Fair Value Measurements
Impaired loans	0	0
Other Observable Inputs (Level 2) | Total Fair Value | Residential real estate | Mortgages
Fair Value Measurements
Impaired loans	0	0
Other Observable Inputs (Level 2) | Total Fair Value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Significant Unobservable Inputs (Level 3) | Total Fair Value
Fair Value Measurements
Impaired loans	2,675	2,905
Other real estate and repossessed assets	12,781	13,691
Significant Unobservable Inputs (Level 3) | Total Fair Value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	379	1,320
Significant Unobservable Inputs (Level 3) | Total Fair Value | Commercial real estate | Construction
Fair Value Measurements
Impaired loans	137	153
Significant Unobservable Inputs (Level 3) | Total Fair Value | Commercial real estate | Mortgages
Fair Value Measurements
Impaired loans	1,119	115
Significant Unobservable Inputs (Level 3) | Total Fair Value | Residential real estate | Mortgages
Fair Value Measurements
Impaired loans	1,028	1,317
Significant Unobservable Inputs (Level 3) | Total Fair Value | Installment and other consumer
Fair Value Measurements
Impaired loans	$ 12	$ 0